Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

12. Income taxes

Components of the income tax expense

EURm	2020	2019	2018
Continuing operations
Current tax	(295)	(367)	(530)
Deferred tax	(2 961)	229	341
Total	(3 256)	(138)	(189)

Income tax reconciliation

Reconciliation of the difference between income tax computed at the statutory rate in Finland of 20% and income tax recognized in the consolidated income statement:

EURm	2020	2019	2018
Income tax (expense)/benefit at statutory rate	(149)	(31)	72
Permanent differences	90	53	(22)
Non-creditable withholding taxes	(37)	(31)	(24)
Income taxes for prior years	26	(13)	26
Effect of different tax rates of subsidiaries operating in other jurisdictions	(39)	(8)	(18)
Effect of deferred tax assets not recognized(1)	(3 202)	(99)	(205)
Benefit arising from previously unrecognized deferred tax assets	105	29	46
Net increase in uncertain tax positions	(12)	(6)	(43)
Change in income tax rates	(12)	(30)	(45)
Income taxes on undistributed earnings	(26)	(2)	26
Other	–	–	(2)
Total	(3 256)	(138)	(189)

(1)   In 2020, includes a derecognition of deferred tax assets related to Finland and in 2018 relates primarily to foreign withholding tax credits in Finland.

Income tax liabilities and assets include a net EUR 149 million liability (EUR 154 million in 2019) relating to uncertain tax positions with inherently uncertain timing of cash outflows.

Prior period income tax returns for certain Group companies are under examination by local tax authorities. The Group has ongoing tax investigations in various jurisdictions, including the United States, Canada, India, Brazil and South Korea. The Group’s business and investments, especially in emerging market countries, may be subject to uncertainties, including unfavorable or unpredictable tax treatment. Management judgment and a degree of estimation are required in determining the tax expense or benefit. Even though management does not expect that any significant additional taxes in excess of those already provided for will arise as a result of these examinations, the outcome or actual cost of settlement may vary materially from estimates.

Deferred tax assets and liabilities

	2020			2019
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits(1)	720	–		1 301	–
Undistributed earnings	–	(104)		–	(83)
Intangible assets and property, plant and equipment(1)	1 020	(291)		3 257	(279)
Right-of-use assets	–	(197)		2	(221)
Defined benefit pension assets	3	(1 233)		55	(1 150)
Other non-current assets	27	(40)		62	(53)
Inventories	120	(8)		216	(24)
Other current assets	98	(46)		164	(32)
Lease liabilities	164	(3)		220	–
Defined benefit pension and other post-employment liabilities	1 045	(7)		1 006	(29)
Other non-current liabilities	–	–		32	–
Provisions	251	(86)		213	(51)
Other current liabilities	200	(63)		182	(126)
Other temporary differences	5	(13)		99	(27)
Total before netting	3 653	(2 091)	1 562	6 809	(2 075)	4 734
Netting of deferred tax assets and liabilities	(1 831)	1 831	–	(1 685)	1 685	–
Total after netting	1 822	(260)	1 562	5 124	(390)	4 734

(1) The decrease in deferred tax assets in 2020 compared to 2019 is primarily related to derecognition of deferred tax assets in Finland.

Movements in the net deferred tax balance during the year:

EURm	2020	2019	2018
As of January 1	4 734	4 561	4 169
Adoption of new IFRS standards(1)	–	(1)	19
Recognized in income statement, continuing operations	(2 961)	229	341
Recognized in income statement, discontinued operations	1	–	29
Recognized in other comprehensive income	(115)	(84)	(57)
Recognized in equity	2	(7)	6
Acquisitions through business combinations and disposals	4	–	–
Translation differences	(103)	36	54
As of December 31	1 562	4 734	4 561

(1)In 2019, adoption of IFRS 16, Leases. In 2018, adoption of IFRS 9, Financial Instruments, and IFRS 15, Revenue from Contracts with Customers.

Amount of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization:

EURm	2020	2019
Temporary differences	14 258	1 716
Tax losses carried forward	19 021	18 609
Tax credits	341	101
Total	33 620	20 426

The Group continually evaluates the probability of utilizing its deferred tax assets and considers both favorable and unfavorable factors in its assessment. Deferred tax assets are recognized to the extent it is probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized in the relevant jurisdictions. A significant portion of the Group's recognized deferred tax assets relate to unused tax losses, tax credits and deductible temporary differences in the United States which amounted of EUR 753 million as of December 31, 2020 (EUR 1 076 million in 2019). The Group has an established pattern of sufficient tax profitability to conclude that it is probable that the Group will be able to utilize the deferred tax assets in the United States.

At December 31, 2020, the Group has concluded based on its assessment that it is not probable that it will be able to utilize the unused tax losses, unused tax credits and deductible temporary differences in Finland in the foreseeable future. This assessment was done primarily based on the historical performance. Consequently, the Group derecognized EUR 2 918  million deferred tax assets related to Finland. The recent years’ cumulative profitability in Finland, excluding certain integration costs related to the acquisition of Alcatel-Lucent, is changing from a cumulative profit position to a cumulative loss position based on the assessment made at the end of 2020. When an entity has a history of recent losses in a certain jurisdiction, the entity recognizes a deferred tax asset arising from unused losses or tax credits only to the extent the entity has sufficient taxable temporary differences or there is convincing other evidence that sufficient tax profit will be available against which the unused tax losses or unused tax credits can be utilized in the future. Positive evidence of future taxable profits may be assigned less weight in assessing the appropriateness of recording a deferred tax asset when there is other unfavorable evidence such as cumulative losses, which are considered strong evidence that future taxable profits may not be available. The Group continues to assess the realizability of deferred tax assets including in particular its actual profit record in upcoming periods and may re-recognize deferred tax assets related to Finland if pattern of tax profitability is re-established.

The majority of the unrecognized temporary differences, tax losses and tax credits, relate to France and Finland. Based on the pattern of losses in the past years in France and cumulative profitability as of the end of 2020 in Finland, and in the absence of convincing other evidence of sufficient taxable profit in the future years, it is uncertain whether these deferred tax assets can be utilized in the foreseeable future. A significant portion of the French unrecognized deferred tax assets are indefinite in nature and available against future French tax liabilities, subject to a limitation of 50% of annual taxable profits. The majority of Finnish unrecognized deferred tax assets are not subject to expiry and are available against future Finnish tax liabilities.

Expiry of tax losses carried forward and unused tax credits:

	2020			2019
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	163	2 364	2 527	2 181	1 609	3 790
Thereafter	7	–	7	–	6	6
No expiry	1 810	16 657	18 467	1 728	16 994	18 722
Total	1 980	19 021	21 001	3 909	18 609	22 518
Tax credits
Within 10 years	29	326	355	251	88	339
Thereafter	36	2	38	237	2	239
No expiry	206	13	219	13	11	24
Total	271	341	612	501	101	602

The Group has undistributed earnings of EUR 645 million (EUR 1 104 million in 2019) for which a deferred tax liability has not been recognized as these earnings will not be distributed in the foreseeable future.